Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents

	As of	As of
	December 31, 2019 Million	December 31, 2018 Million
Bank deposits with original maturity within three months	8,959	3,470
Cash at banks and on hand	166,974	53,832

	175,933	57,302